Nuveen Arizona Quality Municipal Income Fund
Portfolio of Investments May 31, 2024
(Unaudited)
NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 160.3% (100.0% of Total Investments)
X 228,981,124
MUNICIPAL BONDS - 160.3%  (100.0% of Total Investments) X 228,981,124
Education and Civic Organizations - 35.0% (21.9% of Total Investments)
$ 2,175 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 $ 2,201,884
2,000 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2024A, 5.000%, 7/01/54
7/34 at 100.00 2,150,622
1,500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 1,516,168
1,500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Series 2015D, 5.000%, 7/01/41
7/25 at 100.00 1,516,168
2,030 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Series 2020B, 4.000%, 7/01/47
7/30 at 100.00 1,977,011
2,515 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 2,516,634
1,000 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 1,066,387
515 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37
7/26 at 100.00 518,454
525 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%,
7/01/47
7/27 at 100.00 529,665
250 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/47
7/27 at 100.00 240,068
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F:
1,700 5.000%, 7/01/37 7/27 at 100.00 1,738,856
1,000 5.000%, 7/01/52 7/27 at 100.00 1,005,453
380 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/47
7/27 at 100.00 364,903
240 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.250%, 11/01/50
11/27 at 100.00 216,325
420 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 4.000%, 12/15/41
12/29 at 100.00 362,909
375 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 5.000%, 3/01/48
9/27 at 100.00 349,338
190 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27
No Opt. Call 189,074
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A:
615 5.000%, 7/01/38 1/28 at 100.00 623,957
1,000 5.000%, 7/01/48 1/28 at 100.00 1,000,649
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, GreatHearts Arizona Projects, Series 2021A:
125 5.000%, 7/01/28 No Opt. Call 129,099
125 5.000%, 7/01/29 No Opt. Call 130,167
130 5.000%, 7/01/30 No Opt. Call 136,286
125 5.000%, 7/01/31 No Opt. Call 131,750
455 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38
7/26 at 100.00 464,309

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,000 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38
6/24 at 105.00 $ 1,048,243
120 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 4.000%,
7/01/30
7/28 at 100.00 112,514
Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
University of Indianapolis - Health Pavilion Project, Series 2019A:
1,645 4.000%, 10/01/39 10/29 at 100.00 1,453,442
1,080 4.000%, 10/01/49 10/29 at 100.00 871,834
1,500 (c) Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39
6/28 at 100.00 1,563,381
Industrial Development Authority, Pima County, Arizona, Education
Revenue Bonds, Center for Academic Success Project, Refunding Series
2019:
360 4.000%, 7/01/31 7/29 at 100.00 347,851
340 4.000%, 7/01/33 7/29 at 100.00 325,553
780 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Series 2020A,
5.000%, 7/01/50
7/29 at 100.00 738,672
195 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/51
7/29 at 100.00 153,819
355 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A, 5.000%,
7/01/37
7/27 at 100.00 361,779
490 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C, 5.000%,
7/01/48
7/27 at 100.00 492,494
1,715 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/50
1/30 at 100.00 1,725,706
700 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41
7/31 at 100.00 612,156
870 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 842,193
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016:
520 5.000%, 7/01/36 7/26 at 100.00 524,112
300 5.000%, 7/01/47 7/26 at 100.00 295,341
2,500 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020,
5.000%, 7/01/47
1/30 at 100.00 2,567,416
McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series 2016:
775 5.000%, 7/01/37 7/26 at 100.00 791,376
1,000 5.000%, 7/01/38 7/26 at 100.00 1,018,454
1,155 Northern Arizona University, System Revenue Bonds, Refunding Series
2014, 5.000%, 6/01/40
7/24 at 100.00 1,156,595
1,000 Northern Arizona University, System Revenue Bonds, Refunding Series
2020B, 5.000%, 6/01/39 - BAM Insured
6/30 at 100.00 1,061,903
70 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46
7/25 at 100.00 67,717
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 801,639
500 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A, 6.750%,
7/01/44
7/24 at 100.00 500,643

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
$ 315 (c) 5.000%, 7/01/35 7/25 at 100.00 $ 316,625
300 (c) 5.000%, 7/01/45 7/25 at 100.00 293,106
650 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/41
7/26 at 100.00 649,233
1,110 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45
9/30 at 100.00 994,755
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015:
110 3.250%, 7/01/25 No Opt. Call 107,776
400 5.000%, 7/01/35 7/25 at 100.00 401,799
900 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A, 4.125%,
7/01/38
7/28 at 100.00 852,171
1,995 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 2,040,456
500 Pima County Community College District, Arizona, Revenue Bonds, Series
2019, 5.000%, 7/01/36
7/28 at 100.00 528,768
200 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%,
5/01/44
7/24 at 100.00 200,280
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Champion Schools Project, Series 2017:
120 (c) 6.000%, 6/15/37 6/26 at 100.00 121,481
680 (c) 6.125%, 6/15/47 6/26 at 100.00 684,163
200 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 200,472
115 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50
2/28 at 100.00 117,975
500 (c) Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34
6/25 at 100.00 500,887
730 Pinal County Community College District, Arizona, Revenue Bonds,
Central Arizona College, Series 2017, 5.000%, 7/01/35 - BAM Insured
7/26 at 100.00 745,571
780 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
7/24 at 100.00 780,054
Total Education and Civic Organizations 50,046,541
Health Care - 19.1% (11.9% of Total Investments)
Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A:
3,005 5.000%, 12/01/39 12/24 at 100.00 3,021,943
Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Children's National Prince County Regional Medical Center, Series 2020A:
890 4.000%, 9/01/38 9/30 at 100.00 853,081
110 4.000%, 9/01/40 9/30 at 100.00 104,024
4,975 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 4,637,769
500 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Honor Health, Series 2024D, 5.000%, 12/01/44 , (WI/DD)
6/34 at 100.00 520,459
1,250 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 1,280,623
3,275 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51
3/31 at 100.00 2,952,645

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A:
$ 1,250 5.000%, 1/01/32 1/27 at 100.00 $ 1,280,922
1,000 5.000%, 1/01/35 1/27 at 100.00 1,023,732
2,000 5.000%, 1/01/38 1/27 at 100.00 2,040,284
2,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017A, 5.000%, 1/01/41
1/28 at 100.00 2,045,848
2,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019A, 4.000%, 1/01/44
7/29 at 100.00 1,918,773
2,250 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51
4/31 at 100.00 1,634,868
1,025 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Refunding Series 2016,
5.000%, 8/01/36
8/26 at 100.00 1,044,457
2,100 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2019, 4.000%,
8/01/43
8/29 at 100.00 1,959,773
1,000 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 1,001,724
Total Health Care 27,320,925
Housing/Multifamily - 1.8% (1.1% of Total Investments)
1,830 Arizona Industrial Development Authority, Student Housing Revenue
Bonds, Provident Group - NCCU Properties LLC- North Carolina Central
University, Series 2019A, 5.000%, 6/01/49 - BAM Insured
6/29 at 100.00 1,870,880
250 (d) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 189,910
500 (d) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2022A, 0.000%, 10/01/56
10/29 at 103.00 466,003
Total Housing/Multifamily 2,526,793
Housing/Single Family - 2.6% (1.6% of Total Investments)
1,000 Phoenix and Maricopa County Industrial Development Authority, Arizona,
Single Family Mortgage Revenue Bonds, Series 2023A, 5.450%, 9/01/48
9/32 at 100.00 1,036,258
825 Phoenix and Maricopa County Industrial Development Authority, Arizona,
Single Family Mortgage Revenue Bonds, Series 2024A, 4.650%, 9/01/54
3/33 at 100.00 822,208
750 Tucson and Pima County Industrial Development Authority, Arizona, Joint
Single Family Mortgage Revenue Bonds, Series 2023A, 4.850%, 7/01/48
7/32 at 103.31 752,953
1,130 Tucson and Pima County Industrial Development Authority, Arizona, Joint
Single Family Mortgage Revenue Bonds, Series 2024A, 4.800%, 7/01/54
7/33 at 100.00 1,130,729
Total Housing/Single Family 3,742,148
Information Technology - 0.3% (0.2% of Total Investments)
410 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 406,888
Total Information Technology 406,888
Long-Term Care - 3.3% (2.1% of Total Investments)
585 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 451,900
1,000 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series
2020A, 5.000%, 5/15/41
5/26 at 103.00 950,590
1,795 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016,
5.400%, 10/01/36
10/25 at 101.00 1,428,424
1,435 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/38
12/29 at 102.00 1,281,442

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 1,080 (c) Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.125%, 10/01/47
10/27 at 100.00 $ 664,731
Total Long-Term Care 4,777,087
Tax Obligation/General - 20.1% (12.5% of Total Investments)
575 Buckeye Union High School District 201, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project, Refunding Series
2017, 5.000%, 7/01/35 - BAM Insured
7/27 at 100.00 593,908
2,105 Golder Ranch Fire District, Pima and Pinal Counties, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/01/45
7/30 at 100.00 2,048,510
1,045 Maricopa County School District 14 Creighton Elementary, Arizona,
General Obligation Bonds, School Improvement Series 2021C, 4.000%,
7/01/34
7/31 at 100.00 1,080,009
2,315 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 1990, Series
1990A, 5.000%, 7/01/38
7/28 at 100.00 2,440,209
630 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 2017, Series
2018A, 5.000%, 7/01/37
7/27 at 100.00 649,271
1,250 Maricopa County School District 66 Roosevelt Elementary, Arizona,
General Obligation Bonds, School Improvement Project of 2020, Series
2024C, 5.000%, 7/01/43 - AGM Insured
7/33 at 100.00 1,338,347
1,500 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/36
7/28 at 100.00 1,569,449
1,350 Maricopa County Unified School District 95 Queen Creek, Arizona,
General Obligation Bonds, School Improvement Series 2018, 5.000%,
7/01/36
7/25 at 102.00 1,392,320
1,275 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement & Project of 2011 Series
2017E, 5.000%, 7/01/33
7/27 at 100.00 1,327,072
1,295 Maricopa County Union High School District 216 Agua Fria, Arizona,
General Obligation Bonds, School Improvement, Project of 2023, Series
2024A, 5.000%, 7/01/43
7/33 at 100.00 1,412,199
Mohave County Union High School District 2 Colorado River, Arizona,
General Obligation Bonds, School Improvement Series 2017:
1,000 5.000%, 7/01/34 7/27 at 100.00 1,034,888
1,000 5.000%, 7/01/36 7/27 at 100.00 1,033,125
690 Northwest Fire District of Pima County, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/01/36
7/27 at 100.00 712,082
2,000 Paradise Valley Unified School District No. 69, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project of 2019, Series
2022D, 4.000%, 7/01/41
7/32 at 100.00 1,977,467
200 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series 2024A,
5.000%, 7/01/43 - AGM Insured
7/33 at 100.00 216,504
2,895 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D,
5.000%, 7/01/34 - AGM Insured
7/24 at 100.00 2,896,391
Pinal County School District 4 Casa Grande Elementary, Arizona, General
Obligation Bonds, School improvement Project 2016, Series 2017A:
620 5.000%, 7/01/34 - BAM Insured 7/27 at 100.00 639,479
1,000 5.000%, 7/01/35 - BAM Insured 7/27 at 100.00 1,030,246
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 1,808,872
1,025 Tempe, Arizona, General Obligation Bonds, Refunding Series 2024,
5.000%, 7/01/44 , (WI/DD)
7/34 at 100.00 1,115,172
950 Tempe, Arizona, General Obligation Bonds, Series 2021, 5.000%, 7/01/39 7/31 at 100.00 1,034,270
Western Maricopa Education Center District 402, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project 2012,
Series2014B:
715 4.500%, 7/01/33 7/24 at 100.00 671,749
665 4.500%, 7/01/34 7/24 at 100.00 624,306
Total Tax Obligation/General 28,645,845

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 42.3% (26.4% of Total Investments)
$ 100 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31
No Opt. Call $ 98,368
1,250 Arizona State Transportation Board, Highway Revenue Bonds, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 1,283,955
275 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 276,613
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 1,009,936
1,215 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 1,036,034
123 (c),(e) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41
7/27 at 100.00 94,597
1,210 (c) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39
7/25 at 100.00 1,180,619
1,810 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 1,874,595
2,445 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018, 4.375%, 7/15/43 - BAM Insured
7/27 at 100.00 2,441,822
650 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/15/41 - BAM Insured
7/31 at 100.00 615,996
484 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%,
7/01/38
7/24 at 100.00 466,982
697 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%,
7/01/43
7/27 at 100.00 630,858
2,280 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021, 3.750%,
7/01/45
7/30 at 100.00 1,680,028
1,035 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020, 3.500%, 7/15/44
7/30 at 100.00 723,789
Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
General Obligation Bonds, Refunding Series 2017:
105 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 108,589
1,145 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Lucero Assessment District 2, Series
2023, 5.750%, 7/01/46
7/32 at 100.00 1,124,096
Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2012:
345 5.000%, 7/15/27 - BAM Insured 7/24 at 100.00 345,229
1,085 5.000%, 7/15/31 7/24 at 100.00 1,085,530
500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 491,722
1,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/37 - BAM Insured
7/27 at 100.00 1,024,550
590 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 609,816
1,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 947,071
2,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2022, 5.000%, 7/15/42 - AGM Insured
7/32 at 100.00 2,069,112
319 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017, 5.200%,
7/01/37
7/27 at 100.00 300,758
Goodyear Community Facilities Utilities District 1, Arizona, General
Obligation Bonds, Refunding Series 2016:
545 4.000%, 7/15/32 7/26 at 100.00 547,951
1,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 1,507,369
1,250 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 1,249,133

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 615 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 $ 638,269
200 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/31
7/26 at 100.00 204,527
385 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 395,432
400 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.350%, 7/15/31
7/24 at 100.00 323,001
1,625 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 1,579,174
580 Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue
Bonds, Mesa Project, Series 2012, 5.000%, 7/01/38, (AMT)
7/24 at 100.00 580,061
1,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014,
5.000%, 8/01/33
8/24 at 100.00 1,001,448
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019,
4.000%, 8/01/38
8/28 at 100.00 1,500,949
9,520 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 3,049,283
2,440 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 2,418,417
Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Refunding Series 2016:
540 4.000%, 8/01/34 8/26 at 100.00 545,110
545 4.000%, 8/01/36 8/26 at 100.00 549,841
1,740 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 1,821,155
2,500 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2020, 4.000%, 8/01/45
8/30 at 100.00 2,432,005
San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding
Series2014A:
1,400 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 1,401,072
2,100 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 2,101,608
3,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2006, 5.000%, 7/01/24
No Opt. Call 3,002,653
1,650 Sundance Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Refunding Series 2018, 5.000%, 7/15/39 - BAM Insured
7/28 at 100.00 1,730,228
347 Superstition Vistas Community Facilities District 1, Apache Junction,
Arizona, Special Assessment Bonds,  Assessment Area 3, Series 2024,
5.800%, 7/01/48
7/34 at 100.00 347,744
694 Superstition Vistas Community Facilities District 1, Apache Junction,
Arizona, Special Assessment Revenue Bonds, Series 2023, 6.000%,
7/01/47
7/33 at 100.00 652,926
3,000 Town of Queen Creek, Arizona, Excise Tax and State Shared Revenue
Obligation Bonds, Series 2022, 5.000%, 8/01/47
8/32 at 100.00 3,208,960
500 Verrado District 1 Community Faciliites District, Buckeye, Arizona, General
Obligation Bonds, Series 2023, 4.125%, 7/15/41 - BAM Insured
7/33 at 100.00 493,698
325 (c) Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 3.250%, 7/15/25
7/24 at 100.00 322,790
4,240 Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 4,142,024
1,160 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022, 4.250%,
7/15/42 - BAM Insured
7/32 at 100.00 1,161,312
Total Tax Obligation/Limited 60,428,805
Transportation - 7.6% (4.8% of Total Investments)
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2015A:
910 5.000%, 7/01/40 7/25 at 100.00 916,941
2,185 5.000%, 7/01/45 7/25 at 100.00 2,196,272
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 2,042,538

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A:
$ 1,000 5.000%, 7/01/37, (AMT) 7/27 at 100.00 $ 1,024,307
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 1,014,879
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2018, 5.000%, 7/01/43, (AMT)
7/28 at 100.00 1,532,598
Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A:
1,045 5.000%, 7/01/35 7/29 at 100.00 1,106,043
1,000 5.000%, 7/01/38 7/29 at 100.00 1,047,269
Total Transportation 10,880,847
U.S. Guaranteed - 3.1% (1.9% of Total Investments) (f)
Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A:
2,370 5.000%, 12/01/42, (Pre-refunded 12/01/24) 12/24 at 100.00 2,383,363
Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
General Obligation Bonds, Refunding Series 2017:
550 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 576,738
Goodyear Community Facilities Utilities District 1, Arizona, General
Obligation Bonds, Refunding Series 2016:
55 4.000%, 7/15/32, (Pre-refunded 7/15/26) 7/26 at 100.00 55,580
1,320 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 1,385,394
Total U.S. Guaranteed 4,401,075
Utilities - 25.1% (15.6% of Total Investments)
Carefree Utilities Community Facilities District, Arizona, Water System
Revenue Bonds, Series 2021:
30 4.000%, 7/01/41 7/31 at 100.00 29,623
650 4.000%, 7/01/46 7/31 at 100.00 622,647
655 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/36
1/26 at 100.00 664,856
2,615 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C,
5.000%, 7/01/36
No Opt. Call 2,997,302
1,250 Gilbert Water Resource Municipal Property Corporation, Arizona, Utility
System Revenue Bonds, Senior Lien Green Series 2022, 4.000%, 7/15/47
7/32 at 100.00 1,201,012
785 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 795,326
875 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate
Lien Series 2020, 4.000%, 7/01/49 - AGM Insured
7/29 at 100.00 811,211
1,100 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 1,102,667
1,125 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 1,138,907
1,205 Mesa, Arizona, Utility System Revenue Bonds, Series 2022A, 5.000%,
7/01/46 - BAM Insured
7/32 at 100.00 1,284,142
1,840 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Junior Lien Series 2023, 5.250%, 7/01/47
7/33 at 100.00 2,026,059
1,135 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 1,135,770
1,000 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 4.000%, 7/01/42
7/31 at 100.00 979,602
1,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37
7/31 at 100.00 1,041,054
1,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/36
6/25 at 100.00 1,517,001
2,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/47
1/33 at 100.00 2,661,524
1,155 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023B, 5.000%, 1/01/48
1/34 at 100.00 1,241,479

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
$ 4,500 5.500%, 12/01/29 No Opt. Call $ 4,728,570
5,665 5.000%, 12/01/37 No Opt. Call 6,017,041
805 Surprise, Arizona, Utility  System Revenue Bonds, Refunding Senior Lien
Series 2018, 5.000%, 7/01/36
7/28 at 100.00 860,478
3,000 Yuma, Arizona, Utilities System Revenue Bonds, Series 2021, 4.000%,
7/01/40 - BAM Insured
7/31 at 100.00 2,947,899
Total Utilities 35,804,170
Total Municipal Bonds
(cost $233,962,210) 228,981,124
Total Long-Term Investments
(cost $233,962,210) 228,981,124
AMTP Shares, Net - (61.8)% (g) (88,260,871)
Other Assets & Liabilities, Net - 1.5% 2,140,692
Net Assets Applicable to Common Shares - 100% $ 142,860,945
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 228,981,124 $ – $ 228,981,124
Total
$ – $ 228,981,124 $ – $ 228,981,124
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $15,425,102 or 6.7% of Total Investments.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) AMTP Shares, Net as a percentage of Total Investments is 38.5%.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.